CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 2) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (685)	$ (4,742)	$ 8,507
Reclassification adjustment for realized gains included in net income	206	251	319
Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	685	4,742	8,507
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	47	(185)	2,102
Reclassification adjustment for realized gains included in net income	$ 206	$ 251	$ 319